Schedule of Financial Information of Subsidiaries with Non-controlling Interests (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 6,628,763		$ 19,735,893	$ 21,521,417
Non-current assets	104,069,560		102,600,889	86,807,491
Total assets	110,698,323		122,336,782	108,328,908
Current liabilities	7,949,140		3,594,273	3,999,582
Total liabilities	7,949,140		8,946,817	3,999,582
Expenses	(1,887,176)	$ (2,854,324)	(5,528,200)	(5,230,455)
Loss before income tax expense	(9,194,540)	(5,903,451)	(11,571,240)	34,402,821
Income tax expense
Loss after income tax expense	(9,194,540)	(5,903,451)	(11,571,240)	34,402,821
Other comprehensive income/(loss)	(1,542,897)	809,851	1,941,562	3,694,472
Total comprehensive income/(loss)	(10,737,437)	(5,093,600)	(9,629,678)	38,097,293
Net cash used in operating activities	(1,272,356)	(1,433,529)	(3,083,677)	(2,855,761)
Net cash from/(used in) investing activities	(11,655,931)	(19,306,556)	(24,139,677)	(3,957,726)
Net cash from financing activities		24,406,818	25,158,615	11,153,036
Net increase/(decrease) in cash and cash equivalents	(12,928,287)	3,666,733	(2,064,739)	4,339,549
Loss attributable to non-controlling interests	$ (286,168)	$ 77,889	205,159	272,558
AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Current assets			1,827,323	15,182,579
Non-current assets			83,964,996
Non-current assets				59,691,189
Total assets			85,792,319	74,873,768
Current liabilities			141,459	3,743,091
Total liabilities			141,459	3,743,091
Net assets/(liabilities)			85,650,860	71,130,677
Revenue			20,697
Expenses			(495,779)	(450,134)
Loss before income tax expense			(475,082)	(450,134)
Income tax expense
Loss after income tax expense			(475,082)	(450,134)
Other comprehensive income/(loss)
Total comprehensive income/(loss)			(475,082)	(450,134)
Net cash used in operating activities			(238,904)	(9,139,831)
Net cash from/(used in) investing activities			(13,239,174)	19,980,149
Net cash from financing activities
Net increase/(decrease) in cash and cash equivalents			(13,478,078)	10,840,318
Loss attributable to non-controlling interests			(87,149)	(67,520)
Accumulated non-controlling interests at the end of reporting period			(324,861)	(237,712)
Snow lake resources ltd [member]
IfrsStatementLineItems [Line Items]
Current assets
Non-current assets
Total assets
Current liabilities
Total liabilities
Net assets/(liabilities)
Revenue
Expenses				(817,608)
Loss before income tax expense				(817,608)
Income tax expense
Loss after income tax expense				(817,608)
Other comprehensive income/(loss)
Total comprehensive income/(loss)				(817,608)
Net cash used in operating activities				(274,751)
Net cash from/(used in) investing activities				(11,149)
Net cash from financing activities
Net increase/(decrease) in cash and cash equivalents				(285,900)
Loss attributable to non-controlling interests				(214,213)
Accumulated non-controlling interests at the end of reporting period				$ (868,653)
Alaska range resources llc [member]
IfrsStatementLineItems [Line Items]
Current assets			555,600
Non-current assets
Total assets			555,600
Current liabilities			1,652,893
Total liabilities			1,652,893
Net assets/(liabilities)			(1,097,293)
Revenue			70
Expenses			(561,538)
Loss before income tax expense			(561,468)
Income tax expense
Loss after income tax expense			(561,468)
Other comprehensive income/(loss)
Total comprehensive income/(loss)			(561,468)
Net cash used in operating activities			(394,604)
Net cash from/(used in) investing activities			(10,331,271)
Net cash from financing activities			11,349,211
Net increase/(decrease) in cash and cash equivalents			623,336
Loss attributable to non-controlling interests
Accumulated non-controlling interests at the end of reporting period